Reserve for Property-Liability Insurance Claims and Claims Expense (Tables)	12 Months Ended
Dec. 31, 2011
Reserve for Property-Liability Insurance Claims and Claims Expense
Activity in the reserve for property-liability insurance claims and claims expense

($ in millions)	2011	2010	2009
Balance as of January 1	$19,468	$19,167	$19,456
Less reinsurance recoverables	2,072	2,139	2,274

Net balance as of January 1	17,396	17,028	17,182

Esurance acquisition as of October 7, 2011	425	—	—
Incurred claims and claims expense related to:
Current year	20,496	19,110	18,858
Prior years	(335)	(159)	(112)

Total incurred	20,161	18,951	18,746

Claims and claims expense paid related to:
Current year	13,893	12,012	11,905
Prior years	6,302	6,571	6,995

Total paid	20,195	18,583	18,900

Net balance as of December 31	17,787	17,396	17,028
Plus reinsurance recoverables	2,588	2,072	2,139

Balance as of December 31	$20,375	$19,468	$19,167